INCOME STATEMENT DETAILS (Schedule of Disaggregation of Revenues) (Details) - ILS (₪) ₪ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Total revenues		₪ 3,268	[1]	₪ 3,544	₪ 4,111
Cellular Segment [Member]
Disclosure of operating segments [line items]
Segment revenue - Services to private customers		1,173
Segment revenue - Services to business customers		805
Segment revenue - Services revenue total		1,978
Segment revenue - Equipment		610	[2]	729	1,051
Total revenues	[2]	2,588
Fixed-Line Segment [Member]
Disclosure of operating segments [line items]
Segment revenue - Services to private customers		254
Segment revenue - Services to business customers		523
Segment revenue - Services revenue total		777
Segment revenue - Equipment		76	[2]	63	68
Total revenues	[2]	853
Elimination [Member]
Disclosure of operating segments [line items]
Segment revenue - Services to private customers		(32)
Segment revenue - Services to business customers		(141)
Segment revenue - Services revenue total		(173)
Total revenues	[2]	(173)
Consolidated [Member]
Disclosure of operating segments [line items]
Segment revenue - Services to private customers		1,395
Segment revenue - Services to business customers		1,187
Segment revenue - Services revenue total		2,582
Segment revenue - Equipment		686	[2]	₪ 792	₪ 1,119
Total revenues	[2]	₪ 3,268

[1]	See Note 2(n) regarding the early adoption of IFRS 15, Revenue from Contracts with Customers.
[2]	See Notes 2(n), 2(f)(5) regarding the early adoption of IFRS15, Revenue from Contracts with Customers. In 2017 costs of obtaining contracts with customers were capitalized in amounts of NIS 64 million and NIS 20 million for the cellular segment and the fixed-line segment, respectively. The adoption of IFRS15 resulted in an increase in amortization expenses in 2017 for the cellular segment and the fixed-line segment in amounts of NIS 11 million and NIS 2 million, respectively.